GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL
GOODWILL

11.  GOODWILL

Changes in the net carrying amount of goodwill are as follows:

	2024	2023
Cost
Balance at beginning and at end of year	$618.6	$618.6

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5

Net carrying amount	$550.1	$550.1

Recoverable amount

The recoverable amount of the Telecommunications CGU was determined based on the higher of a value in use or a fair value less costs of disposal with respect to the impairment tests performed. The Corporation uses the discounted cash flow method to estimate the recoverable amount, consisting of future cash flows derived primarily from the most recent budget and three-year strategic plan approved by the Corporation’s management and the Board of Directors. These forecasts considered the CGU’s past operating performance and market share as well as economic trends, along with specific and market industry trends and corporate strategies. In particular, specific assumptions are used for each type of revenue generated by the CGU or for each type of expense, as well as for future capital expenditures. Such assumptions will consider, among many other factors, subscriber statistics, competitive landscape, evolution of product and service offerings, wireless penetration growth, technology evolution, bargaining agreements, Canadian GDP rates and operating cost structures.

11.  GOODWILL (continued)

Recoverable amount (continued)

A perpetual growth rate is used for cash flows beyond the three-year strategic plan period. The discount rate used by the Corporation is a pre-tax rate derived from the weighted average cost of capital pertaining to the CGU, which reflects the current market assessment of (i) the time value of money, and (ii) the risk specific to the assets for which the future cash flow estimates have not been risk-adjusted. The perpetual growth rate was determined with regard to the specific markets in which the CGU participates. The recoverable amount used for the recent impairment tests in 2024 and 2023 was the same and based on value in use. A pre-tax discount rate (WACC) of 10.8% and a perpetual growth rate of 2.0% were used to estimate the recoverable amount.

No reasonable changes in the discount rate or in the perpetual growth rate used in the most recent test performed would have caused the carrying value to exceed the recoverable amount of the Telecommunications CGU.